                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-22020

                         Morgan Stanley FX Series Funds
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: October 31, 2008

Date of reporting period: January 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY FX ALPHA STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS  JANUARY 31, 2008 (UNAUDITED)

 NUMBER OF
SHARES (000)                                                                    VALUE
------------                                                                 -----------
               SHORT-TERM INVESTMENT (A) (97.4%)
               Investment Company

   56,684      Morgan Stanley Institutional Liquidity Money Market
               Portfolio - Institutional Class
                  (Cost $56,683,572)                                         $56,683,572
                                                                             -----------
               TOTAL INVESTMENTS (COST $56,683,572) (B)               97.4%   56,683,572

               OTHER ASSETS IN EXCESS OF LIABILITIES                   2.6     1,540,013
                                                                     -----   -----------
               NET ASSETS                                            100.0%  $58,223,585
                                                                     =====   ===========

----------
(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $482,161 for the period ended January 31, 2008.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MORGAN STANLEY FX ALPHA STRATEGY PORTFOLIO
Forward Foreign Currency Contracts Open at January 31, 2008:

                                                                     UNREALIZED
            CONTRACTS TO                    IN         DELIVERY     APPRECIATION
CURRENCY       DELIVER      CURRENCY   EXCHANGE FOR      DATE      (DEPRECIATION)
--------   --------------   --------   ------------   ----------   --------------
   AUD            712,166       $          633,336    02/12/2008     $ (4,124)
   AUD             14,304       $           12,739    02/12/2008          (64)
   CAD            680,583       $          683,625    02/12/2008        5,995
   CAD              7,599       $            7,553    02/12/2008          (13)
   CHF          2,451,288       $        2,245,180    02/12/2008      (23,573)
   CHF             49,230       $           45,566    02/12/2008            2
   EUR          1,779,302       $        2,629,862    02/12/2008      (14,593)
   EUR             35,731       $           53,036    02/12/2008          (68)
    $         958,415,282      COP         484,293    02/19/2008        8,226
    $          12,648,138      COP           6,433    02/19/2008           66
    $          27,854,941      COP          14,132    02/19/2008          182
    $          62,740,537      COP          31,607    02/19/2008          634
    $           2,812,709      COP           1,379    02/19/2008           66
    $          10,487,611      COP           5,233    02/19/2008          156
    $          12,028,616      COP           6,069    02/19/2008          112
    $           4,659,455      COP           2,376    02/19/2008           18
    $           2,992,792      COP           1,512    02/19/2008           26
    $           8,474,239      COP           4,352    02/19/2008            2
    $         817,017,055      COP         418,768    02/19/2008        1,087
    $           2,318,565      CZK         131,832    02/12/2008          571
    $              72,333      CZK           4,119    02/12/2008           11
    $           1,038,822      GBP       2,064,139    02/12/2008          123
    $              17,602      GBP          34,974    02/12/2008            4
    $           7,116,322      TRY       6,022,997    02/12/2008       28,847
    $             142,647      TRY         120,730    02/12/2008          580
   BRL          2,669,741       $        1,499,855    02/19/2008      (13,049)
   BRL             34,970       $           19,630    02/19/2008         (187)
   BRL             77,014       $           43,049    02/19/2008         (594)
   BRL            173,464       $           96,369    02/19/2008       (1,931)
   BRL              7,777       $           42,450    02/19/2008         (162)
   BRL             28,996       $           16,042    02/19/2008         (390)
   BRL             33,257       $           18,528    02/19/2008         (319)
   BRL             12,883       $            7,207    02/19/2008          (93)
   BRL              8,275       $            4,623    02/19/2008          (66)
   BRL             23,430       $           13,133    02/19/2008          144
   BRL            731,697       $          410,029    02/19/2008       (4,613)
   BRL             71,884       $           40,544    02/19/2008         (192)
   CLP         74,080,616       $          155,143    02/19/2008       (4,221)
   CLP          5,652,024       $           11,849    02/19/2008         (310)
   CLP         12,447,421       $           26,117    02/19/2008         (660)
   CLP          1,501,385       $            3,096    02/19/2008         (134)
   CLP        127,907,116       $          263,454    02/19/2008      (11,701)
   CLP          5,598,142       $           11,687    02/19/2008         (356)
   CLP          5,353,756       $           11,343    02/19/2008         (174)
   CLP          2,073,853       $            4,415    02/19/2008          (46)
   CLP          1,332,047       $            2,846    02/19/2008          (19)
   CLP          3,771,756       $            8,124    02/19/2008           10
   CLP          5,645,794       $           12,109    02/19/2008          (36)
    $      17,480,027,907      IDR       1,841,942    02/19/2008       44,236
    $         228,962,885      IDR          24,152    02/19/2008          554
    $         504,244,049      IDR          53,275    02/19/2008        1,136
    $       1,135,754,407      IDR         119,239    02/19/2008        3,314
    $          50,917,073      IDR           5,337    02/19/2008          157
    $         189,852,022      IDR          20,094    02/19/2008          392
    $         217,747,992      IDR          23,226    02/19/2008          270
    $          84,347,761      IDR           9,031    02/19/2008           71
    $          54,177,018      IDR           5,711    02/19/2008          135
    $         153,404,816      IDR          16,469    02/19/2008           85
    $         459,667,597      IDR          49,427    02/19/2008          174
    $         412,858,589      IDR          44,633    02/19/2008          (84)
    $             553,989      ILS         151,672    02/12/2008        1,824
    $               3,340      ILS             927    02/12/2008           (2)
    $         389,204,892      JPY       3,627,580    02/12/2008       35,567
    $           7,506,719      JPY          70,864    02/12/2008         (211)
    $          54,191,592      MXN       4,993,972    02/12/2008        5,119
    $           1,080,897      MXN          99,717    02/12/2008           (6)
    $           3,755,145      NOK         688,909    02/12/2008        4,616
    $              75,408      NOK          13,865    02/12/2008           62
    $             567,649      NZD         443,430    02/12/2008        3,544
    $              11,951      NZD           9,373    02/12/2008        3,544
   KRW        982,217,791       $        1,043,802    02/19/2008        3,903

   KRW         23,593,882       $           24,946    02/19/2008          (34)
   KRW         51,960,701       $           54,985    02/19/2008          (27)
   KRW          5,246,839       $            5,520    02/19/2008          (35)
   KRW        117,035,829       $          123,027    02/19/2008         (882)
   KRW         19,563,632       $           20,637    02/19/2008          (76)
   KRW         20,994,103       $           22,122    02/19/2008         (105)
   KRW          8,768,920       $            9,240    02/19/2008           44
   KRW          5,632,325       $            5,927    02/19/2008          (36)
   KRW         15,948,202       $           16,891    02/19/2008            6
   KRW         33,346,224       $           35,231    02/19/2008          (73)
    $          20,885,921      PHP         504,735    02/19/2008        9,457
    $             426,669      PHP          10,399    02/19/2008          105
    $             165,276      PHP           4,061    02/19/2008            8
    $             106,158      PHP           2,590    02/19/2008           24
    $             300,591      PHP           7,413    02/19/2008          (13)
    $             463,570      PHP          11,435    02/19/2008          (22)
    $             215,146      PLN          87,963    02/12/2008          802
    $               4,467      PLN           1,831    02/12/2008           12
    $         170,657,973      RUB       6,977,023    02/19/2008        2,335
    $           2,189,083      RUB          89,460    02/19/2008           67
    $           4,821,009      RUB         196,716    02/19/2008          448
    $           7,461,501      RUB         301,963    02/19/2008        3,188
    $             478,495      RUB          19,353    02/19/2008          216
    $           1,784,140      RUB          72,284    02/19/2008          682
    $           2,082,939      RUB          84,897    02/19/2008          289
    $             806,856      RUB          32,909    02/19/2008           88
    $             518,248      RUB          21,162    02/19/2008           33
    $           1,467,444      RUB          59,871    02/19/2008          142
    $           2,867,510      RUB         117,125    02/19/2008          147
    $           3,926,366      RUB         160,489    02/19/2008           87
    $           2,392,040      SEK         374,597    02/12/2008        1,219
   SGD            710,292       $          501,136    02/05/2008         (238)
   SGD         10,626,066       $        7,502,774    02/19/2008       (1,310)
   SKK         40,809,001       $        1,790,359    02/12/2008      (16,286)
   SKK            803,060       $           35,380    02/12/2008         (172)
   TWD        223,687,140       $        6,961,940    02/19/2008       (9,013)
   TWD          2,871,350       $           89,228    02/19/2008         (255)
   TWD          6,323,560       $          195,655    02/19/2008       (1,412)
   TWD            638,534       $           19,747    02/19/2008         (152)
   TWD         14,243,108       $          441,236    02/19/2008       (2,634)
   TWD          2,380,873       $           71,508    02/19/2008       (2,689)
   TWD          2,627,995       $           81,387    02/19/2008         (511)
   TWD          1,076,400       $           33,392    02/19/2008         (152)
   TWD            691,377       $           21,451    02/19/2008          (95)
   TWD          1,957,669       $           60,769    02/19/2008          240
   TWD            811,659       $           25,191    02/19/2008         (103)
   TWD          4,848,999       $          151,059    02/19/2008          (54)
                                                                      -------
                         Net Unrealized Appreciation............      $56,830
                                                                      =======

Currency Abbreviations:

AUD   Australian Dollar
BRL   Brazilian Real
GBP   British Pound
CAD   Canadian Dollar
CLP   Chilean Peso
COP   Colombia
CZK   Czech Republic Koruna
EUR   Euro
IDR   Indonesian Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
MXN   Mexican New Peso
TWD   New Taiwan Dollar
NZD   New Zealand Dollar
NOK   Norwegian Krone
PHP   Philippines Peso
PLN   Poland Zloty
RUB   Russian Ruble
SGD   Singapore Dollar
SKK   Slovakia Koruna
KRW   South Korean Won
SEK   Swedish Krona
CHF   Swiss Franc
TRY   Turkish Lira

MORGAN STANLEY FX ALPHA PLUS STRATEGY PORTFOLIO
PORTFOLIO OF INVESTMENTS JANUARY 31, 2008 (UNAUDITED)

 NUMBER OF
SHARES (000)                                                                    VALUE
------------                                                                 ------------
               SHORT-TERM INVESTMENT (A) (96.8%)
               Investment Company
   148,499     Morgan Stanley Institutional Liquidity Money Market
                  Portfolio - Institutional Class
                  (Cost $148,499,440)                                        $148,499,440
                                                                             ------------
               TOTAL INVESTMENTS (COST $148,499,440) (B)              96.8%   148,499,440
               OTHER ASSETS IN EXCESS OF LIABILITIES                   3.2      4,883,536
                                                                     -----   ------------
               NET ASSETS                                            100.0%  $153,382,976
                                                                     =====   ============

----------
(a) The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Intitutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $1,231,840 for the period ended January 31, 2008.

(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

MORGAN STANLEY FX ALPHA PLUS STRATEGY PORTFOLIO
Forward Foreign Currency Contracts Open at January 31, 2008:

                                                                        UNREALIZED
            CONTRACTS TO                      IN          DELIVERY     APPRECIATION
CURRENCY       DELIVER      CURRENCY     EXCHANGE FOR       DATE      (DEPRECIATION)
--------   --------------   --------   ---------------   ----------   --------------
   AUD          4,503,362       $            4,004,885   02/12/2008     $ (26,077)
   AUD            136,421       $              121,496   02/12/2008          (615)
   CAD          4,303,650       $            4,322,887   02/12/2008        37,912
   CAD             98,181       $               97,589   02/12/2008          (166)
   CHF         15,500,656       $           14,197,340   02/12/2008      (149,066)
   CHF            469,489       $              434,551   02/12/2008            22
   EUR         11,251,368       $           16,629,859   02/12/2008       (92,281)
   EUR            340,744       $              505,773   02/12/2008          (651)
    $           2,990,136      COP       5,917,479,282   02/19/2008        50,788
    $             176,883      COP         347,751,440   02/19/2008         1,823
    $               1,277      COP           2,603,034   02/19/2008            61
    $              52,069      COP         102,627,219   02/19/2008           670
    $             205,632      COP         408,178,938   02/19/2008         4,127
    $              30,681      COP          61,484,846   02/19/2008           915
    $              42,853      COP          84,021,165   02/19/2008           325
    $              26,690      COP          52,819,939   02/19/2008           453
    $              21,494      COP          41,849,036   02/19/2008            12
    $           2,649,208      COP       5,168,604,859   02/19/2008         6,878
    $               9,089      COP          17,696,737   02/19/2008             5
    $             833,640      CZK          14,661,388   02/12/2008         3,609
    $              57,717      CZK           1,013,464   02/12/2008           157
    $          13,052,529      GBP           6,568,963   02/12/2008           781
    $             279,473      GBP             140,657   02/12/2008            29
    $          38,086,269      TRY          44,999,879   02/12/2008       182,415
    $           1,152,617      TRY           1,361,863   02/12/2008         5,535
   BRL         16,360,718       $            9,191,415   02/19/2008       (79,964)
   BRL            961,467       $              539,695   02/19/2008        (5,154)
   BRL            283,745       $              158,605   02/19/2008        (2,189)
   BRL          1,128,532       $              626,962   02/19/2008       (12,560)
   BRL              7,197       $                3,928   02/19/2008          (150)
   BRL            169,994       $               94,049   02/19/2008        (2,284)
   BRL            232,303       $              129,960   02/19/2008        (1,683)
   BRL            146,037       $               81,585   02/19/2008        (1,172)
   BRL            115,705       $               64,857   02/19/2008          (711)
   BRL          4,633,016       $            2,596,254   02/19/2008       (29,208)
   BRL            648,269       $              365,634   02/19/2008        (1,731)
   CLP        368,709,553       $              772,167   02/19/2008       (21,007)
   CLP        155,398,328       $              325,783   02/19/2008        (8,513)
   CLP         45,860,595       $               96,225   02/19/2008        (2,432)
   CLP        832,141,262       $            1,713,988   02/19/2008       (76,127)
   CLP          1,389,464       $                2,865   02/19/2008          (124)
   CLP         32,819,763       $               68,517   02/19/2008        (2,085)
   CLP         37,396,553       $               79,618   02/19/2008          (830)
   CLP         23,509,362       $               50,234   02/19/2008          (340)
   CLP         18,626,374       $               40,117   02/19/2008            48
   CLP         71,877,022       $              154,160   02/19/2008          (463)
    $          12,066,409      IDR     114,510,225,400   02/19/2008       289,785
    $             664,047      IDR       6,295,169,401   02/19/2008        15,231
    $             196,282      IDR       1,857,809,167   02/19/2008         4,184
    $             775,750      IDR       7,389,020,763   02/19/2008        21,560
    $               4,939      IDR          47,121,437   02/19/2008           145
    $             117,806      IDR       1,113,029,631   02/19/2008         2,295
    $             162,847      IDR       1,520,992,818   02/19/2008         1,275
    $             100,798      IDR         956,172,919   02/19/2008         2,377
    $              81,328      IDR         757,571,675   02/19/2008           417
    $             316,867      IDR       2,946,862,268   02/19/2008         1,113
    $             425,621      IDR       3,936,996,917   02/19/2008          (801)
    $             959,097      ILS           3,503,136   02/12/2008        11,536
    $              17,551      ILS              63,206   02/12/2008           (38)
    $          23,938,909      JPY       2,461,129,978   02/12/2008       224,905
    $             651,396      JPY          69,003,691   02/12/2008        (1,942)
    $          31,579,254      MXN         342,679,119   02/12/2008        32,367
    $             945,394      MXN          10,247,738   02/12/2008           (56)
    $           4,356,296      NOK          23,745,559   02/12/2008        29,188
    $             132,210      NOK             719,070   02/12/2008           593
    $           2,804,018      NZD           3,589,511   02/12/2008        22,409
    $              92,999      NZD             118,579   02/12/2008           371
   KRW      5,976,746,518       $            6,351,484   02/19/2008        23,749
   KRW        648,696,769       $              685,871   02/19/2008          (921)
   KRW          4,855,711       $                5,109   02/19/2008           (32)
   KRW        761,414,646       $              800,394   02/19/2008        (5,735)

   KRW        191,441,161       $              202,583   02/19/2008          (100)
   KRW        114,694,076       $              120,985   02/19/2008          (444)
   KRW        158,124,702       $              166,622   02/19/2008          (788)
   KRW         99,405,194       $              104,610   02/19/2008          (633)
   KRW         78,758,325       $               83,413   02/19/2008            29
   KRW        360,312,521       $              380,671   02/19/2008          (793)
    $           3,191,118      PHP         132,048,452   02/19/2008        59,788
    $              73,227      PHP           2,980,325   02/19/2008           146
    $              45,709      PHP           1,873,583   02/19/2008           418
    $              36,607      PHP           1,484,432   02/19/2008           (62)
    $             142,515      PHP           5,777,559   02/19/2008          (277)
    $             556,233      PLN           1,360,469   02/12/2008         5,069
    $              23,708      PLN              57,826   02/12/2008           149
    $          42,807,737      RUB       1,057,077,244   02/19/2008        14,329
    $           2,459,635      RUB          60,187,269   02/19/2008         1,829
    $              17,910      RUB             442,825   02/19/2008           200
    $           1,964,517      RUB          48,543,221   02/19/2008        20,743
    $             724,768      RUB          17,762,261   02/19/2008         1,651
    $             423,771      RUB          10,459,730   02/19/2008         3,998
    $             593,435      RUB          14,549,548   02/19/2008         1,594
    $             373,482      RUB           9,146,582   02/19/2008           583
    $             295,667      RUB           7,246,799   02/19/2008           704
    $             756,330      RUB          18,516,856   02/19/2008           949
    $           1,534,268      RUB          37,535,871   02/19/2008           827
    $           2,293,835      SEK          14,647,579   02/12/2008         7,463
   SGD          5,855,314       $            4,131,126   02/05/2008        (1,960)
   SGD                100       $                   70   02/19/2008            (1)
   SGD         66,578,254       $           46,968,620   02/19/2008       (48,665)
   SKK        258,054,652       $           11,321,290   02/12/2008      (102,987)
   SKK          7,520,689       $              331,333   02/12/2008        (1,613)
   TWD      1,372,370,380       $           42,713,052   02/19/2008       (55,299)
   TWD         79,945,687       $            2,453,253   02/19/2008        (6,999)
   TWD            590,935       $               18,275   02/19/2008          (140)
   TWD         92,663,171       $            2,870,606   02/19/2008       (17,135)
   TWD         23,298,179       $              720,860   02/19/2008        (5,202)
   TWD         13,958,143       $              419,226   02/19/2008       (15,763)
   TWD         19,410,075       $              602,143   02/19/2008        (2,750)
   TWD         12,202,156       $              378,596   02/19/2008        (1,670)
   TWD          9,667,717       $              300,100   02/19/2008        (1,183)
   TWD          3,984,511       $              123,666   02/19/2008          (507)
   TWD         47,660,222       $            1,484,742   02/19/2008          (514)
                                                                        ---------
                          Net Unrealized Appreciation..............     $ 307,943
                                                                        =========

Currency Abbreviations :

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
CHF   Swiss Franc
CLP   Chilean Peso
COP   Colombia
CZK   Czech Republic Koruna
EUR   Euro
GBP   British Pound
IDR   Indonesian Rupiah
ILS   Israeli Shekel
JPY   Japanese Yen
KRW   South Korean Won
MXN   Mexican New Peso
NOK   Norwegian Krone
NZD   New Zealand Dollar
PHP   Philippines Peso
PLN   Poland Zloty
RUB   Russian Ruble
SEK   Swedish Krona
SGD   Singapore Dollar
SKK   Slovakia Koruna
TRY   Turkish Lira
TWD   New Taiwan Dollar

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley FX Series Funds


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
March 20, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 20, 2008


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